Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating losses	$ 1,515,308	$ 234,319
Assets impairment reserve	233,759	21,137
Valuation allowance	(1,633,837)
Deferred tax assets, net	$ 115,230	$ 255,456